AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 95.3%
Communication Services - 4.9%
Cable One, Inc.	4,375	$3,167,237
GCI Liberty, Inc. Escrow Share*,1,2	97,501	0
Liberty Latin America, Ltd., Class A*	109,157	916,919
Liberty Latin America, Ltd., Class C*	109,927	914,593
TripAdvisor, Inc.*	242,520	4,522,998
Yelp, Inc.*	97,404	4,388,050

Total Communication Services		13,909,797
Consumer Discretionary - 10.2%
Advance Auto Parts, Inc.	27,902	2,075,630
Leslie's, Inc.*,3	288,000	1,834,560
Lithia Motors, Inc.	10,426	3,237,586
LKQ Corp.	198,889	10,897,128
Murphy USA, Inc.	20,999	6,447,323
Polaris, Inc.[3]	31,882	4,330,851

Total Consumer Discretionary		28,823,078
Consumer Staples - 5.8%
BJ's Wholesale Club Holdings, Inc.*	153,297	10,165,124
Ingles Markets, Inc., Class A	45,619	3,868,491
Molson Coors Beverage Co., Class B	35,422	2,471,393

Total Consumer Staples		16,505,008
Energy - 5.6%
Chesapeake Energy Corp.[3]	15,932	1,343,705
HF Sinclair Corp.	60,237	3,137,745
Ovintiv, Inc.[3]	27,318	1,259,086
Permian Resources Corp.	476,585	5,571,279
SM Energy Co.	83,761	3,039,687
World Kinect Corp.	73,897	1,665,638

Total Energy		16,017,140
Financials - 20.6%
American Equity Investment Life Holding Co.*	62,899	3,375,789
Axis Capital Holdings, Ltd. (Bermuda)	90,635	4,995,801
Cannae Holdings, Inc.*	307,490	6,266,646
CNA Financial Corp.	73,537	2,879,709
EVERTEC, Inc. (Puerto Rico)	107,630	4,233,088
Fidelity National Financial, Inc.	133,770	5,239,771
Genworth Financial, Inc., Class A*	918,368	5,381,637
NMI Holdings, Inc., Class A*	119,802	3,199,911
Radian Group, Inc.	128,631	3,464,033
WEX, Inc.*	43,823	8,297,885
White Mountains Insurance Group, Ltd.	7,275	11,254,571

Total Financials		58,588,841
	Shares	Value
Health Care - 3.8%
Bausch + Lomb Corp. (Canada)*	129,980	$2,582,703
Computer Programs and Systems, Inc.*	75,525	1,980,265
Embecta Corp.	30,349	647,648
Patterson Cos., Inc.	92,507	3,042,555
Pediatrix Medical Group, Inc.*	84,364	1,158,318
Premier, Inc., Class A	53,496	1,484,514

Total Health Care		10,896,003
Industrials - 25.8%
Air Transport Services Group, Inc.*	428,067	8,629,831
Alight, Inc., Class A*	476,892	4,664,004
Argan, Inc.	87,169	3,315,909
Armstrong World Industries, Inc.	74,503	5,763,552
Atkore, Inc.*	62,704	9,949,244
Core & Main, Inc., Class A*	30,471	963,188
CoreCivic, Inc.*	501,623	4,865,743
Dun & Bradstreet Holdings, Inc.[3]	333,134	3,937,644
Forward Air Corp.	23,262	2,764,456
McGrath RentCorp	37,065	3,572,325
MDU Resources Group, Inc.	152,826	3,380,511
MSC Industrial Direct Co., Inc., Class A	18,399	1,856,827
RB Global, Inc. (Canada)	33,492	2,159,564
SP Plus Corp.*	111,439	4,284,830
UniFirst Corp.	49,441	8,024,274
Verra Mobility Corp.*,3	82,580	1,733,354
Viad Corp.*	122,072	3,443,651

Total Industrials		73,308,907
Information Technology - 11.5%
ACI Worldwide, Inc.*	194,504	4,510,548
DXC Technology Co.*	78,674	2,175,336
ePlus, Inc.*	108,889	6,135,895
Ituran Location and Control, Ltd. (Israel)	43,040	1,196,942
NCR Corp.*	192,405	5,171,846
TD SYNNEX Corp.	82,240	8,117,911
Vontier Corp.	172,158	5,324,847

Total Information Technology		32,633,325
Materials - 0.6%
TriMas Corp.	61,798	1,591,916
Real Estate - 0.6%
Newmark Group, Inc., Class A	257,278	1,780,364
Utilities - 5.9%
NorthWestern Corp.	86,183	4,866,754
Southwest Gas Holdings, Inc.	67,969	4,481,876

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 5.9% (continued)
Vistra Corp.	264,212	$7,413,789

Total Utilities		16,762,419

Total Common Stocks (Cost $232,621,065)		270,816,798

	Principal Amount
Short-Term Investments - 4.6%
Repurchase Agreements - 4.6%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $13,176,885 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $13,438,563)	$13,175,000	13,175,000

Total Short-Term Investments (Cost $13,175,000)		13,175,000
Value

Total Investments - 99.9% (Cost $245,796,065)	$283,991,798
Other Assets, less Liabilities - 0.1%	278,354
Net Assets - 100.0%	$284,270,152

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 18, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At July 31, 2023, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of these securities, amounting to $7,070,556 or 2.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$73,308,907	—	—	$73,308,907
Financials	58,588,841	—	—	58,588,841
Information Technology	32,633,325	—	—	32,633,325
Consumer Discretionary	28,823,078	—	—	28,823,078
Utilities	16,762,419	—	—	16,762,419
Consumer Staples	16,505,008	—	—	16,505,008
Energy	16,017,140	—	—	16,017,140
Communication Services	13,909,797	—	$0	13,909,797
Health Care	10,896,003	—	—	10,896,003
Real Estate	1,780,364	—	—	1,780,364
Materials	1,591,916	—	—	1,591,916
Short-Term Investments
Repurchase Agreements	—	$13,175,000	—	13,175,000
Total Investments in Securities	$270,816,798	$13,175,000	$0	$283,991,798

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
At July 31, 2023, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended July 31, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,070,556	—	$7,139,022	$7,139,022
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.541%	01/31/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.